Shareholders’ Equity (Details Narrative) - USD ($)				1 Months Ended
	Jan. 06, 2022	Sep. 15, 2021	Sep. 15, 2021	Apr. 30, 2022	Mar. 31, 2022	May 12, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares authorized					610,000,000		610,000,000
Preferred Stock, shares authorized					10,000,000		10,000,000	10,000,000
Preferred Stock, par value					$ 0.0001		$ 0.0001	$ 0.0001
Warrants outstanding					$ 10,997,500		$ 10,997,500
Shares issued price per share					$ 11.50		$ 11.50
Warrants expiration					Jul. 20, 2026		Jul. 20, 2026
Warrants redemption price per share					$ 0.01		$ 0.01
Gross proceeds from the offering	$ 32,300,000
January Two Thousand and Twenty Two Warrants [Member]
Class of Stock [Line Items]
Price per share	$ 3.60
Warrant offering term	5 years
Gross proceeds from the offering	$ 35,000,000
Minimum [Member]
Class of Stock [Line Items]
Percentage of pre-funded warrants exercise			9.99%
Subsequent Event [Member]
Class of Stock [Line Items]
Gross proceeds from the offering	$ 35,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					400,000,000		400,000,000	400,000,000
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001
Price per share	$ 3.60
Issuance and sale of shares	2,496,934
Warrant offering term	5 years
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Price per share	$ 3.60
Issuance and sale of shares	2,496,934
Warrant offering term	5 years
Number of warrants exercised for shares of common stock						800,000
Class V Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000		200,000,000	200,000,000
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding					$ 10,800,000		$ 10,800,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding					$ 197,500		197,500
Private Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants outstanding							$ 197,500
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					400,000,000
Common stock, par value					$ 0.0001
Price per share					$ 18.00		$ 18.00
Repurchase of aggregate common stock, shares		800,000	800,000
Common stock reserved for future issuance		2,564,960	2,564,960				2,564,960
Issuance and sale of shares	2,496,934
Number of warrants exercised for shares of common stock					1,443,557
Class A Common Stock [Member] | January Two Thousand and Twenty Two Warrants [Member]
Class of Stock [Line Items]
Price per share	$ 3.40
Class A Common Stock [Member] | Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance							1,749,526
Class A Common Stock [Member] | Maximum [Member] | January Two Thousand and Twenty Two Warrants [Member]
Class of Stock [Line Items]
Issuance and sale of shares	10,294,118
Class A Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of warrants exercised for shares of common stock				163,589
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants to acquire common stock		800,000	800,000		1,443,584
Issuance and sale of shares	7,797,184
Warrant price per share	$ 0.0001
Pre-Funded Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants to acquire common stock				163,600
Common Class V [Member]
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000
Common stock, par value					$ 0.0001